Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.05850%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,472,320.67

Principal:
Principal Collections	$23,597,601.41
Prepayments in Full	$12,993,672.44
Liquidation Proceeds	$479,217.08
Recoveries	$105,195.25
Sub Total	$37,175,686.18
Collections	$40,648,006.85

Purchase Amounts:
Purchase Amounts Related to Principal	$22,865.88
Purchase Amounts Related to Interest	$74.09
Sub Total	$22,939.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,670,946.82

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,670,946.82
Servicing Fee	$697,987.42	$697,987.42	$0.00	$0.00	$39,972,959.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,972,959.40
Interest - Class A-2a Notes	$162,677.06	$162,677.06	$0.00	$0.00	$39,810,282.34
Interest - Class A-2b Notes	$113,267.88	$113,267.88	$0.00	$0.00	$39,697,014.46
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$37,792,414.46
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$37,433,074.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,433,074.46
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$37,240,041.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,240,041.71
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$37,240,041.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,240,041.71
Regular Principal Payment	$35,440,859.31	$35,440,859.31	$0.00	$0.00	$1,799,182.40
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,799,182.40
Residual Released to Depositor	$0.00	$1,799,182.40	$0.00	$0.00	$0.00
Total		$40,670,946.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,440,859.31
Total					$35,440,859.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,058,541.90	$61.53	$162,677.06	$0.50	$20,221,218.96	$62.03
Class A-2b Notes	$15,382,317.41	$61.53	$113,267.88	$0.45	$15,495,585.29	$61.98
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$35,440,859.31	$22.45	$2,732,917.69	$1.73	$38,173,777.00	$24.18

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$43,671,694.86	0.1339623	$23,613,152.96	0.0724330
Class A-2b Notes	$33,490,563.54	0.1339623	$18,108,246.13	0.0724330
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$765,102,258.40	0.4845670	$729,661,399.09	0.4621210

Pool Information
Weighted Average APR	5.003%	5.011%
Weighted Average Remaining Term	41.11	40.36
Number of Receivables Outstanding	29,603	28,786
Pool Balance	$837,584,904.33	$800,125,057.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$796,681,224.20	$761,240,364.89
Pool Factor	0.5020352	0.4795823

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$38,884,692.74
Targeted Overcollateralization Amount	$70,463,658.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,463,658.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$366,489.89
(Recoveries)		33	$105,195.25
Net Loss for Current Collection Period			$261,294.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3744%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6794%
Second Prior Collection Period			0.6664%
Prior Collection Period			0.7927%
Current Collection Period			0.3829%
Four Month Average (Current and Prior Three Collection Periods)			0.6303%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,369	$7,572,696.07
(Cumulative Recoveries)			$785,784.54
Cumulative Net Loss for All Collection Periods			$6,786,911.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4068%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,531.55
Average Net Loss for Receivables that have experienced a Realized Loss			$4,957.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	233	$8,389,251.69
61-90 Days Delinquent	0.18%	31	$1,404,353.56
91-120 Days Delinquent	0.05%	10	$382,934.65
Over 120 Days Delinquent	0.07%	12	$542,677.13
Total Delinquent Receivables	1.34%	286	$10,719,217.03

Repossession Inventory:
Repossessed in the Current Collection Period		17	$677,050.62
Total Repossessed Inventory		28	$1,087,532.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1835%
Prior Collection Period			0.2061%
Current Collection Period			0.1841%
Three Month Average			0.1912%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2912%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$2,987,701.80
2 Months Extended	98	$3,714,001.41
3+ Months Extended	23	$1,086,556.29

Total Receivables Extended	196	$7,788,259.50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer